N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments October 31, 2019 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (98.8%)

Consumer Discretionary (2.2%)
Genuine Parts Co	17,000	$1,743,860
McDonald's Corp	5,000	983,500
Target Corp	5,000	534,550
		3,261,910
Consumer Staples (19.9%)
Altria Group Inc	125,000	5,598,750
Coca Cola Co/The	125,000	6,803,750
Kimberly Clark Corp	38,000	5,049,440
PepsiCo Inc	17,000	2,331,890
Philip Morris International Inc	51,000	4,153,440
Procter & Gamble Co/The	33,000	4,108,830
Walgreens Boots Alliance Inc	30,000	1,643,400
		29,689,500
Energy (11.7%)
BP PLC ADR	75,000	2,843,250
Chevron Corp	9,000	1,045,260
Enbridge Inc	30,000	1,092,300
Exxon Mobil Corp	68,000	4,594,760
Kinder Morgan Inc/DE	95,000	1,898,100
Occidental Petroleum Corp	40,000	1,620,000
Royal Dutch Shell PLC ADR	50,000	2,914,500
Sempra Energy	10,000	1,445,100
		17,453,270
Financials (11.3%)
BlackRock Inc	7,000	3,231,900
CME Group Inc	10,000	2,057,500
JPMorgan Chase & Co	22,000	2,748,240
Old Republic International Corp	60,000	1,340,400
PNC Financial Services Group Inc/The	8,000	1,173,600
Prudential Financial Inc	30,000	2,734,200
Wells Fargo & Co	68,000	3,510,840
		16,796,680
Health Care (13.2%)
AbbVie Inc	58,000	4,613,900
AMGEN INC	10,000	2,132,500
Bristol Myers Squibb Co	40,000	2,294,800
Cardinal Health Inc	38,000	1,879,100
Johnson & Johnson	44,000	5,809,760
Merck & Co Inc	20,000	1,733,200
Pfizer Inc	32,000	1,227,840
		19,691,100
Industrials (7.3%)
Illinois Tool Works Inc	14,000	2,360,120
Lockheed Martin Corp	9,000	3,390,120
3M Co	31,000	5,114,690
		10,864,930
Information Technology (7.5%)
Broadcom Inc	16,000	4,685,600
International Business Machines Corp	37,000	4,948,010
Texas Instruments Inc	14,000	1,651,860
		11,285,470
Materials (2.9%)
Dow Inc	60,000	3,029,400
Nucor Corp	24,000	1,292,400
		4,321,800
Telecommunication Services (10.9%)
AT&T Inc	178,000	6,851,220
BCE Inc	65,000	3,084,250
Verizon Communications Inc	105,000	6,349,350
		16,284,820
Utilities (11.9%)
CenterPoint Energy Inc	120,000	3,488,400
Dominion Resources Inc/VA	79,000	6,521,450
Duke Energy Corp	56,000	5,278,560
NextEra Energy Inc	10,500	2,502,570
		17,790,980

TOTAL COMMON STOCKS (COST: $139,084,382)		$147,440,460

OTHER ASSETS LESS LIABILITIES (1.2%)		$1,727,884

NET ASSETS (100.0%)		$149,168,344

ADR - American Depository Receipt
PLC - Public Limited Company

INTEGRITY ENERGIZED DIVIDEND FUND
Schedule of Investments October 31, 2019 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (99.6%)

Energy (87.0%)
BP PLC ADR	15,500	$587,605
CVR Energy Inc	3,000	142,260
Chevron Corp	1,600	185,824
Core Laboratories NV	4,000	176,160
Enbridge Inc	6,700	243,947
Equinor ADR	4,000	74,040
Exxon Mobil Corp	3,000	202,710
Gibson Energy Inc	13,000	226,619
Helmerich & Payne Inc	9,000	337,500
Kinder Morgan Inc/DE	12,000	239,760
Occidental Petroleum Corp	12,000	486,000
Pembina Pipeline Corp	3,700	130,092
Royal Dutch Shell PLC ADR	10,300	600,387
Schlumberger Ltd	7,000	228,830
TOTAL SA ADR	3,900	205,257
TransCanada Corp	3,500	176,155
Valero Energy Corp	1,700	164,866
Williams Cos Inc/The	23,000	513,130
		4,921,142

Industrials (3.6%)
Covanta Holding Corp	14,000	202,160

Materials (7.5%)
Compass Minerals International Inc	1,900	107,312
Dow Inc	4,500	227,205
LyondellBasell Industries NV	1,000	89,700
		424,217
Utilities (1.5%)
Southern Co/The	1,400	87,724

TOTAL COMMON STOCKS (COST: $6,321,171)		$5,635,243

OTHER ASSETS LESS LIABILITIES (0.4%)		$23,032

NET ASSETS (100.0%)		$5,658,275

ADR - American Depository Receipt
PLC - Public Limited Company

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments October 31, 2019 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (96.1%)

Communication Services (6.7%)
AT&T Inc	40,000	$1,539,600
Walt Disney Co/The	4,000	519,680
Verizon Communications Inc	10,000	604,700
		2,663,980
Consumer Discretionary (11.4%)
Best Buy Co Inc	8,000	574,640
Home Depot Inc/The	3,500	821,030
Lowe's Cos Inc	7,200	803,592
Starbucks Corp	14,000	1,183,840
Target Corp	6,000	641,460
Yum! Brands Inc	5,000	508,550
		4,533,112
Consumer Staples (7.9%)
Campbell Soup Co	21,000	972,510
Kimberly Clark Corp	6,500	863,720
PepsiCo Inc	9,500	1,303,115
		3,139,345
Financials (13.5%)
Bank of America Corp	20,000	625,400
BlackRock Inc	2,800	1,292,760
JPMorgan Chase & Co	12,000	1,499,040
PNC Financial Services Group Inc/The	3,000	440,100
Prudential Financial Inc	8,000	729,120
S&P Global Inc	3,000	773,970
		5,360,390
Health Care (14.9%)
Becton Dickinson and Co	3,000	768,000
*Biogen Inc	2,000	597,420
*Celgene Corp	5,000	540,150
*Edwards Lifesciences Corp	3,000	715,140
Pfizer Inc	20,000	767,400
Thermo Fisher Scientific Inc	5,000	1,509,900
UnitedHealth Group Inc	4,000	1,010,800
		5,908,810
Industrials (12.4%)
Caterpillar Inc	4,500	620,100
Covanta Holding Corp	47,000	678,680
Deere & Co	3,800	661,732
FedEx Corp	3,500	534,310
3M Co	5,500	907,445
Waste Management Inc	7,000	785,470
Ingersoll Rand PLC	6,000	761,340
		4,949,077
Information Technology (23.0%)
*Advanced Micro Devices Inc	25,000	848,250
Apple Inc	5,000	1,243,800
Cisco Systems Inc	10,000	475,100
HP Inc	28,000	486,360
Intel Corp	24,000	1,356,720
International Business Machines Corp	6,000	802,380
Intuit Inc	2,000	515,000
NVIDIA Corp	4,000	804,080
QUALCOMM Inc	17,000	1,367,480
Visa Inc	7,000	1,252,020
		9,151,190
Materials (1.9%)
Air Products & Chemicals Inc	3,500	746,410

Utilities (4.4%)
ALLETE Inc	9,500	817,570
Exelon Corp	21,000	955,290
		1,772,860

TOTAL COMMON STOCKS (COST: $27,267,607)		$38,225,174

OTHER ASSETS LESS LIABILITIES (3.9%)		$1,562,008

NET ASSETS (100.0%)		$39,787,182

*Non-income producing
PLC - Public Limited Company

INTEGRITY HIGH INCOME FUND
Schedule of Investments October 31, 2019 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (90.7%)

Communication Services (13.4%)
AMC Networks Inc 5.000% 04/01/2024	$55,000	$56,021
*AMC Entertainment Inc 5.750% 06/15/2025	35,000	33,254
Altice Financing SA - 144A 7.500% 05/15/2026	200,000	212,500
Cincinnati Bell Inc - 144A 8.000% 10/15/2025	10,000	8,925
CenturyLink Inc 5.800% 03/15/2022	40,000	42,250
CenturyLink Inc 5.625% 04/01/2020	45,000	45,563
CenturyLink Inc 6.750% 12/01/2023	100,000	111,135
CenturyLink Inc 5.625% 04/01/2025	25,000	26,346
CenturyLink Inc 7.500% 04/01/2024	70,000	79,450
Cincinnati Bell Inc - 144A 7.000% 07/15/2024	70,000	63,175
Diamond Sports Group - 144A 5.375% 08/15/2026	40,000	41,800
DISH Network Corp 3.375% 08/15/2026	50,000	46,753
Entercom Media Corp - 144A 6.500% 05/01/2027	25,000	26,125
Frontier Communications Corp 6.875% 01/15/2025	65,000	29,088
Frontier Communications Corp 11.000% 09/15/2025	150,000	70,313
Frontier Communications Corp - 144A 8.500% 04/01/2026	45,000	45,112
Frontier Communications Corp - 144A 8.000% 04/01/2027	55,000	57,750
TEGNA Inc - 144A 4.875% 09/15/2021	15,000	15,038
TEGNA Inc 6.375% 10/15/2023	65,000	66,869
Gray Escrow Inc - 144A 7.000% 05/15/2027	51,000	55,781
iHeartCommunications Inc 6.375% 05/01/2026	10,752	11,531
iHeartCommunications Inc 8.375% 05/01/2027	19,489	20,902
+^(3)iHeartCommunications Inc 6.375% 05/01/2026	135,000	0
+^(3)iHeartCommunications Inc 8.375% 05/01/2027	45,000	0
Intelsat Jackson Holdings SA 5.500% 08/01/2023	115,000	107,525
Intelsat Jackson Holdings SA - 144A 8.000% 02/15/2024	70,000	71,903
Intelsat Jackson Holdings SA - 144A 9.750% 07/15/2025	90,000	93,391
Intelsat Jackson Holdings SA - 144A 8.500% 10/15/2024	150,000	151,155
*Lamar Media Corp 5.750% 02/01/2026	145,000	153,881
Level 3 Financing Inc 5.375% 05/01/2025	55,000	56,856
Level 3 Financing Inc 5.375% 01/15/2024	35,000	35,700
*Level 3 Communications Inc 5.750% 12/01/2022	125,000	125,312
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024	100,000	103,500
Live Nation Entertainment Inc - 144A 4.750% 10/15/2027	20,000	20,852
Meredith Corp 6.875% 02/01/2026	65,000	66,997
Midcontinent Communications - 144A 5.375% 08/15/2027	30,000	31,425
National CineMedia LLC - 144A 5.875% 04/15/2028	25,000	26,278
CSC Holdings LLC - 144A 10.875% 10/15/2025	184,000	207,637
Netflix Inc 4.875% 04/15/2028	110,000	113,662
Netflix Inc 5.875% 11/15/2028	56,000	61,670
Netflix Inc - 144A 5.375% 11/15/2029	35,000	36,837
Netflix Inc - 144A 4.875% 06/15/2030	40,000	40,440
Nexstar Escrow Inc - 144A 5.625% 07/15/2027	40,000	42,188
SFR Group SA - 144A 7.375% 05/01/2026	200,000	214,169
SBA Communications Corp 4.875% 09/01/2024	70,000	72,713
Scripps Escrow Inc - 144A 5.875% 07/15/2027	20,000	20,494
Sirius XM Radio Inc - 144A 4.625% 07/15/2024	50,000	52,250
*Sprint Capital Corp 8.750% 03/15/2032	470,000	573,109
Sprint Corp 7.875% 09/15/2023	215,000	237,306
Sprint Corp 7.125% 06/15/2024	30,000	32,550
Sprint Corp 7.625% 02/15/2025	315,000	346,106
Sprint Corp 7.625% 03/01/2026	110,000	121,688
T Mobile USA Inc 6.500% 01/15/2024	100,000	103,875
T Mobile USA Inc 6.375% 03/01/2025	130,000	134,902
T Mobile USA Inc 6.500% 01/15/2026	115,000	123,061
T Mobile USA Inc 4.500% 02/01/2026	30,000	30,937
T Mobile USA Inc 4.750% 02/01/2028	100,000	105,375
+^(3)T Mobile USA Inc 4.750% 02/01/2028	30,000	0
+^(3)T Mobile USA Inc 6.375% 03/01/2025	50,000	0
+^(3)T Mobile USA Inc 6.500% 01/15/2024	100,000	0
+^(3)T Mobile USA Inc 6.500% 01/15/2026	115,000	0
Telecom Italia Capital SA 6.375% 11/15/2033	40,000	44,088
Telecom Italia Capital SA 6.000% 09/30/2034	100,000	106,750
United States Cellular Corp 6.700% 12/15/2033	90,000	97,677
Windstream Services LLC / Windstream Finance Corp - 144A 9.000% 06/30/2025	236,000	122,130
		5,252,070
Consumer Discretionary (24.5%)
Adient US LLC - 144A 7.000% 05/15/2026	45,000	47,363
Allison Transmission Inc - 144A 5.875% 06/01/2029	30,000	32,325
Altice Luxembourg SA - 144A 10.500% 05/15/2027	200,000	226,250
American Axle & Manufacturing Inc 6.625% 10/15/2022	6,000	6,030
American Axle & Manufacturing Inc 6.250% 04/01/2025	120,000	115,650
American Axle & Manufacturing Inc 6.500% 04/01/2027	45,000	42,638
American Axle & Manufacturing Inc 6.250% 03/15/2026	100,000	95,000
Aramark Services Inc - 144A 5.000% 02/01/2028	75,000	78,375
Alpine Finance Merger Sub LLC - 144A 6.875% 08/01/2025	25,000	26,156
Boyd Gaming Corp 6.875% 05/15/2023	30,000	31,125
Boyd Gaming Corp 6.000% 08/15/2026	35,000	37,013
Boyne USA Inc - 144A 7.250% 05/01/2025	65,000	71,013
CBS Radio Inc - 144A 7.250% 11/01/2024	40,000	41,700
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 05/01/2025	15,000	15,563
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.750% 02/15/2026	245,000	258,720
*CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.875% 04/01/2024	325,000	338,813
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.500% 05/01/2026	195,000	205,481
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	415,000	437,306
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028	40,000	41,836
Cedar Fair LP - 144A 5.250% 07/15/2029	10,000	10,725
Cinemark USA Inc 4.875% 06/01/2023	85,000	86,275
Clear Channel Worldwide Holdings Inc - 144A 9.250% 02/15/2024	145,000	159,500
Clear Channel Worldwide Holdings Inc - 144A 5.125% 08/15/2027	110,000	114,502
Constellation Merger Sub Inc - 144A 8.500% 09/15/2025	55,000	38,638
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026	165,000	140,250
Dana Financing Luxembourg Sarl - 144A 6.500% 06/01/2026	137,000	143,850
*Dana Inc 6.000% 09/15/2023	80,000	81,700
Delphi Jersey Holdings PLC - 144A 5.000% 10/01/2025	165,000	142,725
DISH DBS Corp 5.000% 03/15/2023	275,000	277,063
DISH DBS Corp 5.875% 11/15/2024	545,000	546,363
DISH DBS Corp 7.750% 07/01/2026	130,000	131,151
Extended Stay America Inc - 144A 4.625% 10/01/2027	75,000	75,195
Ford Motor Credit Co LLC 4.687% 06/09/2025	200,000	204,968
GLP Capital LP / GLP Financing II Inc 5.250% 06/01/2025	50,000	54,826
GLP Capital LP / GLP Financing II Inc 5.750% 06/01/2028	50,000	56,599
Gates Global LLC / Gates Global Co - 144A 6.000% 07/15/2022	108,000	107,865
*General Motors Co 4.875% 10/02/2023	135,000	145,006
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	37,011
Hilton Domestic Operating Co Inc 5.125% 05/01/2026	73,000	76,650
Hilton Grand Vacations Borrower LLC 6.125% 12/01/2024	75,000	79,688
Hilton Worldwide Finance LLC 4.625% 04/01/2025	97,000	99,667
Hilton Worldwide Finance LLC 4.875% 04/01/2027	13,000	13,747
Hughes Satellite Systems Corp 6.625% 08/01/2026	10,000	10,825
iHeartCommunications Inc - 144A 5.250% 08/15/2027	40,000	41,268
International Game Technology PLC - 144A 6.500% 02/15/2025	200,000	222,250
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp - 144A 6.750% 11/15/2021	125,000	127,656
L Brands Inc 6.750% 07/01/2036	50,000	41,500
LTF Merger Sub Inc - 144A 8.500% 06/15/2023	80,000	82,000
*MGM Resorts International 6.000% 03/15/2023	245,000	270,191
MGM Resorts International 4.625% 09/01/2026	40,000	42,000
MGM Resorts International 5.750% 06/15/2025	235,000	260,556
MGM Resorts International 5.500% 04/15/2027	115,000	126,500
MGM Growth Properties Operating Partnership LP 4.500% 09/01/2026	15,000	15,938
MGM Growth Properties Operating Partnership LP 5.625% 05/01/2024	30,000	33,036
MGM Growth Properties Operating Partnership LP 4.500% 01/15/2028	10,000	10,475
Marriott Ownership Resorts Inc 6.500% 09/15/2026	86,000	92,986
Mattel Inc - 144A 6.750% 12/31/2025	205,000	213,969
(1)Neiman Marcus Group LTD LLC - 144A 8.000% (6.000%) 10/25/2024	70,000	18,725
Neiman Marcus Group LTD LLC - 144A 8.750% 10/25/2024	142,995	38,609
Neiman Marcus Group LTD LLC - 144A 8.000% 04/25/2024	117,453	58,726
Nexstar Broadcasting Inc - 144A 6.125% 02/15/2022	15,000	15,206
Nexstar Broadcasting Inc - 144A 5.625% 08/01/2024	80,000	83,470
Nielsen Finance LLC / Nielsen Finance Co - 144A 5.000% 04/15/2022	115,000	115,577
Panther BF Aggregator 2 - 144A 6.250% 05/15/2026	82,000	86,690
^JC Penney Corp Inc 6.375% 10/15/2036	55,000	18,700
PetSmart Inc - 144A 5.875% 06/01/2025	179,000	176,338
PetSmart Inc - 144A 8.875% 06/01/2025	50,000	47,000
Photo Holdings Merger Sub Inc - 144A 8.500% 10/01/2026	130,000	114,417
*Quebecor Media Inc 5.750% 01/15/2023	120,000	129,864
Sabre GLBL Inc - 144A 5.375% 04/15/2023	65,000	66,706
Sabre GLBL Inc - 144A 5.250% 11/15/2023	75,000	76,875
Service Corp International/US 7.500% 04/01/2027	105,000	128,100
Service Corp International/US 5.375% 05/15/2024	15,000	15,469
Service Corp International/US 4.625% 12/15/2027	40,000	41,800
Service Corp International/US 5.125% 06/01/2029	40,000	42,600
Sirius XM Radio Inc - 144A 5.375% 04/15/2025	150,000	156,000
Sirius XM Radio Inc - 144A 5.375% 07/15/2026	65,000	68,575
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024	60,000	61,950
Staples Inc - 144A 7.500% 04/15/2026	150,000	156,030
Staples Inc - 144A 10.750% 04/15/2027	90,000	93,600
Stars Group Holdings BV / Stars Group US Co- 144A 7.000% 07/15/2026	29,000	31,284
Tempur Sealy International Inc 5.625% 10/15/2023	70,000	72,100
Tempur Sealy International Inc 5.500% 06/15/2026	80,000	83,700
Tenneco Inc 5.000% 07/15/2026	83,000	65,570
Tenneco Inc 5.375% 12/15/2024	35,000	30,800
VICI Properties 1 LLC / VICI FC Inc 8.000% 10/15/2023	129,306	140,782
Videotron Ltd - 144A 5.375% 06/15/2024	45,000	48,881
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027	50,000	53,125
*Vista Outdoor Inc 5.875% 10/01/2023	135,000	123,525
William Carter Co/The - 144A 5.625% 03/15/2027	45,000	48,150
Wynn Las Vegas LLC - 144A 5.500% 03/01/2025	225,000	239,063
Wynn Resorts Finance LLC - 144A 5.125% 10/01/2029	90,000	94,050
Zayo Group LLC / Zayo Capital Inc 6.375% 05/15/2025	95,000	97,660
Zayo Group LLC / Zayo Capital Inc 6.000% 04/01/2023	65,000	66,853
		9,570,041

Consumer Staples (3.5%)
Albertsons Cos 5.750% 03/15/2025	60,000	62,082
Central Garden & Pet Co 6.125% 11/15/2023	50,000	51,687
Central Garden & Pet Co 5.125% 02/01/2028	155,000	159,232
Coty Inc - 144A 6.500% 04/15/2026	55,000	56,352
Energizer Holdings Inc - 144A 7.750% 01/15/2027	120,000	132,900
^High Ridge Brands Co - 144A 8.875% 03/15/2025	60,000	150
Kronos Acquisition Holdings Inc - 144A 9.000% 08/15/2023	20,000	17,450
Lamb Weston Holdings Inc - 144A 4.875% 11/01/2026	35,000	36,794
Performance Food Group Inc - 144A 5.500% 10/15/2027	60,000	63,450
POST 5 1/2 03/01/25 - 144A 5.500% 03/01/2025	70,000	73,332
Post Holdings Inc - 144A 5.750% 03/01/2027	10,000	10,646
Post Holdings Inc - 144A 5.625% 01/15/2028	30,000	32,100
Reynolds Group Issuer Inc 5.750% 10/15/2020	266,505	267,424
Rite Aid Corp - 144A 6.125% 04/01/2023	160,000	136,208
Spectrum Brands Inc 5.750% 07/15/2025	120,000	125,100
Spectrum Brands Inc - 144A 5.000% 10/01/2029	55,000	56,306
TreeHouse Foods Inc - 144A 6.000% 02/15/2024	95,000	98,563
		1,379,776
Energy (9.3%)
Antero Resources Corp 5.125% 12/01/2022	85,000	63,644
Antero Resources Corp 5.625% 06/01/2023	35,000	24,544
Antero Midstream Partners LP 5.375% 09/15/2024	30,000	24,825
Antero Midstream Partners LP - 144A 5.750% 01/15/2028	60,000	45,300
Blue Racer Midstream LLC - 144A 6.125% 11/15/2022	150,000	147,375
Blue Racer Midstream LLC - 144A 6.625% 07/15/2026	25,000	23,375
Boardwalk Pipelines LP 5.950% 06/01/2026	40,000	44,843
Calfrac Holdings LP - 144A 8.500% 06/15/2026	40,000	17,162
Carrizo Oil & Gas Inc 6.250% 04/15/2023	35,000	32,550
Carrizo Oil & Gas Inc 8.250% 07/15/2025	20,000	19,000
Cheniere Energy Partners LP - 144A 4.500% 10/01/2029	90,000	91,688
Cheniere Corpus Christi Holdings LLC 5.125% 06/30/2027	35,000	37,713
Chesapeake Energy Corp 8.000% 01/15/2025	65,000	42,900
Chesapeake Energy Corp 5.500% 09/15/2026	15,000	8,278
Chesapeake Energy Corp 8.000% 06/15/2027	35,000	21,875
Communications Sales & Leasing Inc - 144A 7.125% 12/15/2024	55,000	45,513
Covey Park Energy LLC / Covey Park Finance Corp - 144A 7.500% 05/15/2025	60,000	44,400
Crestwood Midstream Partners LP 6.250% 04/01/2023	85,000	86,462
Crestwood Midstream Partners LP Corp - 144A 5.625% 05/01/2027	35,000	35,219
DCP Midstream Operating LP 5.375% 07/15/2025	20,000	21,031
Denbury Resources Inc - 144A 9.250% 03/31/2022	103,000	84,460
^EP Energy LLC / Everest Acquisition Finance Inc - 144A 9.375% 05/01/2024	115,000	2,229
EP Energy LLC / Everest Acquisition Finance Inc - 144A 8.000% 11/29/2024	40,000	16,400
^EP Energy LLC / Everest Acquisition Finance Inc - 144A 8.000% 02/15/2025	25,000	485
EP Energy LLC / Everest Acquisition Finance Inc - 144A 7.750% 05/15/2026	185,000	128,575
EnLink Midstream LLC 5.375% 06/01/2029	16,000	14,200
EnLink Midstream Partners LP 4.400% 04/01/2024	75,000	70,313
EnLink Midstream Partners LP 4.850% 07/15/2026	25,000	22,875
Archrock Partners LP / Archrock Partners Finance Corp 6.000% 10/01/2022	100,000	100,750
GCI Inc 6.875% 04/15/2025	25,000	26,281
GCI LLC - 144A 6.625% 06/15/2024	30,000	32,513
Gulfport Energy Corp 6.625% 05/01/2023	10,000	7,475
Gulfport Energy Corp 6.000% 10/15/2024	35,000	22,488
Gulfport Energy Corp 6.375% 05/15/2025	45,000	27,225
Gulfport Energy Corp 6.375% 01/15/2026	50,000	30,000
Hess Infrastructure Partners LP - 144A 5.625% 02/15/2026	25,000	26,156
Jagged Peak Energy LLC 5.875% 05/01/2026	30,000	30,300
Laredo Petroleum Inc 5.625% 01/15/2022	39,000	37,342
MEG Energy Corp - 144A 6.375% 01/30/2023	30,000	28,350
MEG Energy Corp - 144A 7.000% 03/31/2024	85,000	79,687
MEG Energy Corp - 144A 6.500% 01/15/2025	95,000	98,800
MPLX LP 4.875% 06/01/2025	25,000	27,457
Tesoro Logistics LP / Tesoro Logistics Finance Corp 6.250% 10/15/2022	11,000	11,198
Tesoro Logistics LP / Tesoro Logistics Finance Corp 6.375% 05/01/2024	25,000	26,251
Tesoro Logistics LP / Tesoro Logistics Finance Corp 5.250% 01/15/2025	25,000	26,276
NGPL PipeCo LLC - 144A 4.375% 08/15/2022	45,000	46,718
NGPL PipeCo LLC - 144A 4.875% 08/15/2027	10,000	10,756
Nabors Industries Inc 5.750% 02/01/2025	60,000	44,718
Newfield Exploration Co 5.750% 01/30/2022	35,000	37,374
Oasis Petroleum Inc 6.875% 01/15/2023	90,000	77,850
Oasis Petroleum Inc 6.875% 03/15/2022	18,000	15,795
Oasis Petroleum Inc 2.625% 09/15/2023	20,000	13,781
Oasis Petroleum Inc - 144A 6.250% 05/01/2026	70,000	47,600
Parsley Energy LLC / Parsley Finance Corp - 144A 6.250% 06/01/2024	25,000	26,031
Parsley Energy LLC / Parsley Finance Corp - 144A 5.375% 01/15/2025	20,000	20,590
Parsley Energy LLC / Parsley Finance Corp - 144A 5.250% 08/15/2025	55,000	56,376
Precision Drilling Corp 6.500% 12/15/2021	3,305	3,280
Precision Drilling Corp 7.750% 12/15/2023	45,000	42,525
Precision Drilling Corp - 144A 7.125% 01/15/2026	35,000	30,275
Range Resources Corp 4.875% 05/15/2025	80,000	64,200
SM Energy Co 6.125% 11/15/2022	53,000	50,482
SM Energy Co 5.625% 06/01/2025	30,000	25,426
SM Energy Co 6.625% 01/15/2027	34,000	28,645
Southwestern Energy Co 6.700% 01/23/2025	67,000	58,960
Southwestern Energy Co 7.500% 04/01/2026	25,000	21,940
Southwestern Energy Co 7.750% 10/01/2027	20,000	17,200
Summit Midstream Holdings LLC 5.750% 04/15/2025	30,000	23,250
Tallgrass Energy Partners LP - 144A 5.500% 01/15/2028	55,000	51,700
Targa Resources Partners LP 4.250% 11/15/2023	10,000	10,047
Targa Resources Partners LP 6.750% 03/15/2024	120,000	124,454
Targa Resources Partners LP 5.000% 01/15/2028	35,000	34,650
Targa Resources Partners LP 5.875% 04/15/2026	40,000	41,754
Targa Resources Partners LP - 144A 6.500% 07/15/2027	103,000	110,212
Targa Resources Partners LP - 144A 6.875% 01/15/2029	38,000	41,087
Transocean Guardian Ltd - 144A 5.875% 01/15/2024	33,820	33,820
Transocean Pontus Ltd - 144A 6.125% 08/01/2025	14,240	14,204
Transocean Inc - 144A 7.500% 01/15/2026	40,000	35,600
Transocean Inc - 144A 7.250% 11/01/2025	40,000	35,300
Whiting Petroleum Corp 5.750% 03/15/2021	15,000	14,100
Whiting Petroleum Corp 6.250% 04/01/2023	40,000	29,000
Whiting Petroleum Corp 6.625% 01/15/2026	80,000	49,600
WildHorse Resource Development Corp 6.875% 02/01/2025	90,000	70,650
WPX Energy Inc 8.250% 08/01/2023	38,000	42,370
WPX Energy Inc 5.750% 06/01/2026	24,000	24,120
Sabine Pass Liquefaction LLC 6.250% 03/15/2022	100,000	107,767
*Sabine Pass Liquefaction LLC 5.750% 05/15/2024	100,000	111,604
Sabine Pass Liquefaction LLC 5.875% 06/30/2026	15,000	17,224
		3,618,818
Financials (3.1%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	189,000
Ally Financial Inc 4.125% 02/13/2022	105,000	108,539
*Ally Financial Inc 4.625% 05/19/2022	170,000	178,109
PetSmart Inc - 144A 7.125% 03/15/2023	125,000	115,625
(2)Citigroup Inc (ICE LIBOR USD 3 Month + 4.093%), 5.800% 11/15/2019	35,000	35,017
(2)Citigroup Inc (ICE LIBOR USD 3 Month + 4.059%), 5.875% 03/27/2020	30,000	30,413
(2)Citigroup Inc (ICE LIBOR USD 3 Month + 3.905%), 5.950% 05/15/2025	10,000	10,700
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 5.450% 06/15/2023	60,000	65,225
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 6.020% 06/15/2026	75,000	85,603
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 5.875% 06/15/2021	13,000	13,200
Financial & Risk US Holdings Inc - 144A 6.250% 05/15/2026	30,000	32,587
MSCI Inc - 144A 5.375% 05/15/2027	35,000	37,362
Nielsen Co Luxembourg SARL/The - 144A 5.500% 10/01/2021	20,000	20,050
Springleaf Finance Corp 7.125% 03/15/2026	40,000	45,600
Springleaf Finance Corp 6.625% 01/15/2028	24,000	26,580
UPCB Finance IV Ltd - 144A 5.375% 01/15/2025	200,000	206,250
WMG Acquisition Corp - 144A 4.875% 11/01/2024	10,000	10,350
		1,210,210
Health Care (10.9%)
Avantor Inc - 144A 6.000% 10/01/2024	75,000	80,166
Bausch Health Cos Inc - 144A 7.000% 01/15/2028	45,000	48,544
BCPE Cycle Merger Sub II Inc - 144A 10.625% 07/15/2027	65,000	60,775
CHS/Community Health Systems Inc - 144A 8.625% 01/15/2024	78,000	79,365
DaVita Inc 5.000% 05/01/2025	188,000	189,918
Encompass Health Corp 4.500% 02/01/2028	50,000	51,125
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026	135,000	77,625
*HCA Inc 5.375% 02/01/2025	555,000	609,806
HCA Inc 5.875% 02/15/2026	280,000	315,000
HCA Inc 5.250% 06/15/2026	25,000	27,976
HCA Inc 5.875% 02/01/2029	9,000	10,204
*HCA Inc 7.500% 02/15/2022	180,000	199,710
HCA Inc 5.375% 09/01/2026	76,000	82,840
HCA Inc 5.625% 09/01/2028	46,000	51,693
HealthSouth Corp 5.750% 11/01/2024	112,000	113,260
HealthSouth Corp 5.750% 09/15/2025	55,000	57,406
Hill- 144A Rom Holdings Inc - 5.000% 02/15/2025	45,000	46,631
Hologic Inc - 144A 4.375% 10/15/2025	35,000	35,858
Mallinckrodt International Finance SA - 144A 5.500% 04/15/2025	45,000	14,962
Mallinckrodt International Finance SA - 144A 5.625% 10/15/2023	60,000	21,600
Par Pharmaceutical Inc - 144A 7.500% 04/01/2027	75,000	71,250
Prestige Brands Inc - 144A 6.375% 03/01/2024	55,000	57,406
*Tenet Healthcare Corp 8.125% 04/01/2022	27,000	29,195
*Tenet Healthcare Corp 6.750% 06/15/2023	180,000	190,521
Tenet Healthcare Corp 7.000% 08/01/2025	20,000	20,704
Tenet Healthcare Corp - 144A 6.250% 02/01/2027	117,000	123,972
Tenet Healthcare Corp 4.875% 01/01/2026	300,000	310,500
Tenet Healthcare Corp 5.125% 11/01/2027	80,000	83,200
^RTSX 10.000% 04/30/2023	45,486	38,663
Valeant Pharmaceuticals International Inc - 144A 5.875% 05/15/2023	39,000	39,585
Valeant Pharmaceuticals International Inc - 144A 6.125% 04/15/2025	390,000	404,869
Valeant Pharmaceuticals International Inc - 144A 6.500% 03/15/2022	20,000	20,575
Valeant Pharmaceuticals International Inc - 144A 7.000% 03/15/2024	145,000	151,695
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025	70,000	73,151
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025	285,000	319,970
Bausch Health Americas Inc - 144A 9.250% 04/01/2026	30,000	33,938
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027	89,000	99,876
		4,243,534
Industrials (10.0%)
ACCO BRANDS CORP - 144A 5.250% 12/15/2024	135,000	140,063
Advanced Drainage Systems Inc - 144A 5.000% 09/30/2027	20,000	20,450
Air Medical Group Holdings Inc - 144A 6.375% 05/15/2023	85,000	72,250
Arconic Inc 5.900% 02/01/2027	95,000	105,631
Arconic Inc 5.125% 10/01/2024	10,000	10,725
Allison Transmission Inc - 144A 5.000% 10/01/2024	100,000	102,375
American Woodmark Corp - 144A 4.875% 03/15/2026	95,000	96,663
Ashtead Capital Inc - 144A 4.125% 08/15/2025	200,000	204,000
Avis Budget Car Rental LLC - 144A 5.250% 03/15/2025	75,000	76,500
Avis Budget Car Rental LLC - 144A 6.375% 04/01/2024	160,000	166,600
BWX Technologies Inc - 144A 5.375% 07/15/2026	50,000	52,953
Bombardier Inc - 144A 7.500% 03/15/2025	90,000	85,986
CFX Escrow Corp - 144A 6.000% 02/15/2024	10,000	10,600
CFX Escrow Corp - 144A 6.375% 02/15/2026	10,000	10,825
Clean Harbors Inc - 144A 4.875% 07/15/2027	20,000	20,849
Energizer Holdings Inc - 144A 5.500% 06/15/2025	85,000	88,188
EnPro Industries Inc 5.750% 10/15/2026	41,000	43,358
Hillman Group Inc/The - 144A 6.375% 07/15/2022	120,000	110,400
Herc Holdings Inc - 144A 5.500% 07/15/2027	125,000	129,531
Hertz Corp/The 6.250% 10/15/2022	25,000	25,211
Hertz Corp/The - 144A 5.500% 10/15/2024	165,000	163,697
Hertz Corp/The - 144A 7.625% 06/01/2022	115,000	119,456
Hertz Corp/The - 144A 7.125% 08/01/2026	90,000	92,925
Hexion Inc - 144A 7.875% 07/15/2027	65,000	62,562
Iron Mountain Inc 6.000% 08/15/2023	75,000	76,594
Jeld- 144A Wen Inc - 4.625% 12/15/2025	45,000	44,550
Jeld- 144A Wen Inc - 4.875% 12/15/2027	35,000	34,300
Manitowoc Foodservice Inc 9.500% 02/15/2024	50,000	53,250
Masonite International Corp - 144A 5.375% 02/01/2028	50,000	52,875
Mueller Water Products Inc - 144A 5.500% 06/15/2026	25,000	26,219
NXP BV / NXP Funding LLC - 144A 4.625% 06/01/2023	200,000	213,240
PGT Escrow Issuer Inc - 144A 6.750% 08/01/2026	45,000	48,375
+^(3)Remington Outdoor Co	125,000	0
RBS Global Inc / Rexnord LLC - 144A 4.875% 12/15/2025	20,000	20,625
SPX FLOW Inc - 144A 5.625% 08/15/2024	20,000	20,825
SPX FLOW Inc - 144A 5.875% 08/15/2026	45,000	47,137
Sensata Technologies BV - 144A 4.875% 10/15/2023	180,000	190,129
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028	90,000	93,375
Stevens Holding Co Inc - 144A 6.125% 10/01/2026	40,000	43,000
Terex Corp - 144A 5.625% 02/01/2025	115,000	115,287
TransDigm Inc - 144A 6.250% 03/15/2026	70,000	74,987
TriMas Corp - 144A 4.875% 10/15/2025	60,000	61,050
Triumph Group Inc 7.750% 08/15/2025	75,000	75,000
Triumph Group Inc - 144A 6.250% 09/15/2024	10,000	10,500
United Rentals North America Inc 5.500% 07/15/2025	35,000	36,354
United Rentals North America Inc 5.875% 09/15/2026	35,000	37,080
United Rentals North America Inc 5.500% 05/15/2027	115,000	121,469
United Rentals North America Inc 4.875% 01/15/2028	55,000	56,787
United Rentals North America Inc 4.625% 10/15/2025	70,000	71,575
United Rentals North America Inc 6.500% 12/15/2026	75,000	81,187
Wabash National Corp - 144A 5.500% 10/01/2025	90,000	87,750
XPO Logistics Inc - 144A 6.500% 06/15/2022	68,000	69,275
XPO Logistics Inc - 144A 6.125% 09/01/2023	20,000	20,650
		3,895,243
Information Technology (5.4%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026	64,000	67,840
Anixter Inc 5.500% 03/01/2023	25,000	25,640
Anixter Inc 6.000% 12/01/2025	30,000	30,825
Ascend Learning LLC - 144A 6.875% 08/01/2025	42,000	43,837
CDK Global Inc 5.875% 06/15/2026	15,000	16,050
CDK Global Inc - 144A 5.250% 05/15/2029	27,000	28,671
CDW LLC / CDW Finance Corp 5.000% 09/01/2025	126,000	131,670
CDW LLC / CDW Finance Corp 4.250% 04/01/2028	80,000	82,808
Cogent Communications Finance Inc - 144A 5.625% 04/15/2021	90,000	91,012
Cogent Communications Group Inc - 144A 5.375% 03/01/2022	70,000	72,800
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025	185,000	164,594
CommScope Finance LLC - 144A 8.250% 03/01/2027	55,000	52,098
CommScope Finance LLC - 144A 6.000% 03/01/2026	125,000	128,437
Entegris Inc - 144A 4.625% 02/10/2026	100,000	102,953
Equinix Inc 5.375% 01/01/2022	20,000	20,394
Equinix Inc 5.750% 01/01/2025	30,000	31,013
Fair Isaac Corp - 144A 5.250% 05/15/2026	23,000	24,955
Gartner Inc - 144A 5.125% 04/01/2025	105,000	110,113
*Infor US Inc 6.500% 05/15/2022	325,000	329,469
Informatica LLC - 144A 7.125% 07/15/2023	95,000	96,544
MTS Systems Corp - 144A 5.750% 08/15/2027	25,000	26,188
Magnachip Semiconductor Corp 6.625% 07/15/2021	50,000	49,716
NCR Corp - 144A 5.750% 09/01/2027	75,000	76,875
NCR Corp - 144A 6.125% 09/01/2029	75,000	78,563
Nuance Communications Inc 5.625% 12/15/2026	20,000	21,226
Plantronics Inc - 144A 5.500% 05/31/2023	60,000	60,975
Sinclair Television Group Inc 6.125% 10/01/2022	105,000	106,311
Sinclair Television Group Inc - 144A 5.625% 08/01/2024	20,000	20,600
Sinclair Television Group Inc - 144A 5.125% 02/15/2027	20,000	20,250
		2,112,427
Materials (8.0%)
Alcoa Nederland Holding BV - 144A 7.000% 09/30/2026	200,000	217,250
Ardagh Packaging Finance PLC - 144A 6.000% 02/15/2025	400,000	420,000
Ashland LLC 4.750% 08/15/2022	75,000	78,562
Axalta Coating Systems LLC - 144A 4.875% 08/15/2024	150,000	154,875
Berry Global Escrow Corp - 144A 4.875% 07/15/2026	85,000	89,356
BWAY Holding Co - 144A 5.500% 04/15/2024	97,000	99,789
Mauser Packaging Solutions Holding Co - 144A 7.250% 04/15/2025	90,000	86,062
Chemours Co/The 6.625% 05/15/2023	65,000	64,654
Chemours Co/The 7.000% 05/15/2025	85,000	82,025
Cheniere Corpus Christi Holdings LLC 5.875% 03/31/2025	55,000	60,986
Freeport McMoRan Inc 3.875% 03/15/2023	150,000	152,250
Freeport McMoRan Inc 4.550% 11/14/2024	10,000	10,400
GCP Applied Technologies Inc - 144A 5.500% 04/15/2026	140,000	143,500
WR Grace & Co- 144A Conn - 5.625% 10/01/2024	10,000	10,800
Greif Inc - 144A 6.500% 03/01/2027	65,000	69,875
Huntsman International LLC 5.125% 11/15/2022	100,000	106,872
*INEOS Group Holdings SA - 144A 5.625% 08/01/2024	200,000	204,500
LABL Escrow Issuer LLC - 144A 10.500% 07/15/2027	45,000	45,112
LABL Escrow Issuer LLC - 144A 6.750% 07/15/2026	115,000	119,025
NOVA Chemicals Corp - 144A 4.875% 06/01/2024	30,000	30,450
NOVA Chemicals Corp - 144A 5.250% 06/01/2027	70,000	71,925
Novelis Corp - 144A 6.250% 08/15/2024	25,000	26,187
Novelis Corp - 144A 5.875% 09/30/2026	45,000	47,255
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025	75,000	72,938
+^(3)(4)Reichhold Industries Inc - 144A .000% 05/08/2040	97,425	0
Scotts Miracle Gro Co/The 5.250% 12/15/2026	135,000	142,088
Scotts Miracle- 144A Gro Co/The - 4.500% 10/15/2029	14,000	14,070
Starfruit Finco BV / Starfruit US Holdco LLC - 144A 8.000% 10/01/2026	150,000	149,250
Trinseo Materials Operating SCA - 144A 5.375% 09/01/2025	105,000	101,194
Trivium Packaging Finance BV - 144A 5.500% 08/15/2026	200,000	209,500
Venator Finance S.A R.l. / Venator Materials Corp - 144A 5.750% 07/15/2025	50,000	39,840
		3,120,590
Real Estate (1.8%)
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 6.000% 04/15/2023	30,000	28,575
Communications Sales & Leasing Inc / CSL Capital LLC 8.250% 10/15/2023	40,000	34,200
Corrections Corp of America 4.625% 05/01/2023	88,000	82,390
Corrections Corp of America 5.000% 10/15/2022	25,000	24,781
ESH Hospitality Inc - 144A 5.250% 05/01/2025	95,000	97,968
Equinix Inc 5.875% 01/15/2026	100,000	106,220
GEO Group Inc/The 5.125% 04/01/2023	20,000	17,600
GEO Group Inc/The 5.875% 01/15/2022	75,000	72,563
GEO Group Inc/The 5.875% 10/15/2024	65,000	54,275
Iron Mountain Inc 5.750% 08/15/2024	5,000	5,044
MGM Growth Properties Operating Partnership LP - 144A 5.750% 02/01/2027	27,000	30,510
Outfront Media Capital LLC - 144A 5.000% 08/15/2027	40,000	41,901
RHP Hotel Properties LP / RHP Finance Corp 5.000% 04/15/2023	65,000	66,300
Ryman Hospitality Properties Inc - 144A 4.750% 10/15/2027	60,000	62,031
		724,358

Utilities (0.8%)
AES Corp/VA 5.500% 04/15/2025	75,000	77,884
AES Corp/VA 6.000% 05/15/2026	10,000	10,678
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026	70,000	77,525
AmeriGas Partners LP / AmeriGas Finance Corp 5.500% 05/20/2025	40,000	42,904
Calpine Corp - 144A 5.250% 06/01/2026	20,000	20,800
NRG Energy Inc 7.250% 05/15/2026	40,000	43,801
NRG Energy Inc 6.625% 01/15/2027	35,000	37,931
		311,523

TOTAL CORPORATE BONDS (COST: $35,362,790)		$35,438,590

COMMON STOCKS (1.6%)

Communication Services (0.0%)	Shares
iHeartMedia Inc	223	$3,198

Consumer Discretionary (1.0%)
+^(3)Claire's Stores	58	37,700
Clear Channel Outdoor Holdings Inc	4,640	10,811
VICI Properties, Inc	14,906	351,036
		399,547
Energy (0.0%)
+^(3)Halcon Resources Corp	424	6,360

Health Care (0.0%)
+^(3)21St Century Oncology Holdings	165	7,092

Industrials (0.0%)
+^(3)Remington Outdoor Co	1,284	1,926

Material (0.6%)
+^(3)Reichhold Cavman	162	153,900
+^(3)UCI International Holdings	2,633	60,559
		214,459

TOTAL COMMON STOCK (COST: $737,758)		$632,582

CONVERTIBLE PREFERRED STOCKS (0.3%)

Consumer Discretionary (0.2%)	Shares
+^(3)Claire's Stores Inc 14.000%	36	$57,600
MYT Holding Co - 144A	43,473	36,517
		94,117
Health Care (0.1%)
+^(3)RTSX	207	51,547

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $79,335)		$145,664

WARRANTS (0.1%)

Industrials (0.1%)	Shares
+^(3)iHeartMedia	1,679	$21,827
+^(3)Jack Cooper Enterprises Inc	175	0
+^(3)Jack Cooper Enterprises Inc	99	0
+^(3)Remington Outdoor Co	1,295	0
		21,827

TOTAL WARRANTS (COST: $0)		$21,827

TOTAL INVESTMENTS IN SECURITIES (COST: $36,219,483) (92.7%)		$36,238,663

OTHER ASSETS LESS LIABILITIES (7.3%)		$2,854,602

NET ASSETS (100%)		$39,093,265

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of October 31, 2019.

(3) Non-income producing security.
(4) Issue is in default.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs.
*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of October 31, 2019 there were no such purchases.
^ Deemed by management to be illiquid security. See note 2. Total market value of illiquid securities amount to $458,738, representing 1.2% of net assets as of October 31, 2019.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $19,156,865, representing 49.0% of net assets as of October 31, 2019.

PLC - Public Limited Company
LIBOR - London InterBank Offered Rate. ICE LIBOR USD 3 Month as of October 31, 2019, was 1.90%.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments October 31, 2019 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (94.5%)

Energy (83.1%)
*Apergy Corp	75,000	$1,887,750
Archrock Inc	760,000	7,326,400
BP PLC ADR	50,000	1,895,500
*Cactus Inc	85,000	2,526,200
*Cheniere Energy Inc	120,000	7,386,000
Concho Resources Inc	115,000	7,764,800
ConocoPhillips	155,000	8,556,000
Core Laboratories NV	60,000	2,642,400
Diamondback Energy Inc	85,000	7,289,600
EOG Resources Inc	145,000	10,049,950
Enbridge Inc	70,000	2,548,700
Exxon Mobil Corp	80,000	5,405,600
*Forum Energy Technologies Inc	300,000	348,000
Halliburton Co	105,000	2,021,250
Helmerich & Payne Inc	170,000	6,375,000
*Independence Contract Drilling Inc	520,000	462,800
Kinder Morgan Inc/DE	410,000	8,191,800
Marathon Petroleum Corp	100,000	6,395,000
*NCS Multistage Holdings Inc	65,000	146,250
National Oilwell Varco Inc	80,000	1,809,600
Occidental Petroleum Corp	50,000	2,025,000
ONEOK Inc	15,000	1,047,450
Parsley Energy Inc	110,000	1,739,100
Phillips 66	52,000	6,074,640
Pioneer Natural Resources Co	23,000	2,829,460
*ProPetro Holding Corp	80,000	620,000
Royal Dutch Shell PLC ADR	55,000	3,205,950
*Select Energy Services Inc	60,000	456,000
Suncor Energy Inc	160,000	4,750,400
Targa Resources Corp	140,000	5,443,200
TransCanada Corp	20,000	1,006,600
Valero Energy Corp	70,000	6,788,600
Williams Cos Inc/The	310,000	6,916,100
TechnipFMC	180,000	3,551,400
		137,482,500
Materials (2.2%)
Dow Inc	35,000	1,767,150
LyondellBasell Industries NV	10,000	897,000
Olin Corp	50,000	917,000
		3,581,150
Industrials (0.8%)
Caterpillar Inc	10,000	1,378,000

Utilities (8.4%)
CenterPoint Energy Inc	170,000	4,941,900
Exelon Corp	70,000	3,184,300
MDU Resources Group Inc	200,000	5,778,000
		13,904,200

TOTAL COMMON STOCKS (COST: $180,200,611)		$156,345,850

OTHER ASSETS LESS LIABILITIES (5.5%)		$9,070,337

NET ASSETS (100.0%)		$165,416,187

*Non-income producing
ADR - American Depository Receipt
PLC - Public Limited Company

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 31, 2019, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity Dividend Harvest Fund	Integrity Energized Dividend Fund	Integrity Growth & Income Fund	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund
Investments at cost	$139,084,382	$6,321,171	$27,267,607	$36,219,483	$180,200,611
Unrealized appreciation	$14,103,356	$165,809	$11,434,833	$1,734,287	$5,994,568
Unrealized depreciation	($5,747,278)	($851,737)	($477,266)	($1,715,107)	($29,849,329)
Net unrealized appreciation (depreciation)*	$8,356,078	($685,928)	$10,957,567	$19,180	($23,854,761)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2019:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$147,440,460	$0	$0	$147,440,460
Total	$147,440,460	$0	$0	$147,440,460

Integrity Energized Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$5,635,243	$0	$0	$5,635,243
Total	$5,635,243	$0	$0	$5,635,243

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$38,225,174	$0	$0	$38,225,174
Total	$38,225,174	$0	$0	$38,225,174

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$365,045	$0	$267,537	$632,582
Convertible Preferred Stock	0	36,517	109,147	145,664
Corporate Bonds	0	35,438,590	0	35,438,590
Warrants	0	0	21,827	21,827
Total	$365,045	$35,475,107	$398,511	$36,238,663

Williston Basin/Mid-North America Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$156,345,850	$0	$0	$156,345,850
Total	$156,345,850	$0	$0	$156,345,850

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the three months ended October 31, 2019. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at the three months ended October 31, 2019.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The changes of the fair value of investments during the three months ended October 31, 2019, for which the Funds have used Level 3 inputs to determine the fair value are as follow:

	Balance as		Amortization/	Change in unrealized	Balance as
High Income Fund	of 7/31/19	Purchase	accretion	appreciation/depreciation	of 10/31/19
Common Stock	$232,606	$6,360	$0	$28,571	$267,537
Convertible Preferred Stock	$101,272	$0	$0	$7,875	$109,147
Warrants	$26,025	$0	$0	($4,198)	$21,827

Asset Class	Fair Value at October 31, 2019	Valuation Technique	Inputs	Multiple	Impact to Valuation From Input Increases
	$153,900	Market Comparable Companies	EBITDA Multiple	6.7x	Increase
	$7,092	Market Comparable Companies	EBITDA Multiple	8.2x	Increase
	$60,559	Market Comparable Transaction	Transaction Price	$23.00	Increase
	$1,926	Market Comparable Transaction	Broker Quote	$1.50	Increase
	$37,700	Market Comparable Transaction	Broker Quote	$650.00	Increase
Common Stock	$6,360	Market Comparable Transaction	Broker Quote	$15.00	Increase
Total	$267,537
	$57,600	Market Comparable Transaction	Broker Quote	$1,600.00	Increase
Preferred Stock	$51,547	Market Comparable Transaction	EBITDA Multiple	8.2x	Increase
Total	$109,147
Warrants	$21,827	Market Comparable Transaction	Broker Quote	$13.00	Increase

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in working capital may increase (decrease) the fair value measurement.

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 30, 2019

By: /s/ Adam Forthun
Adam Forthun
Treasurer

December 30, 2019